Composition of Installment Loans By Domicile and Type of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	¥ 2,315,555		¥ 2,691,171
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	53,341	[1]	70,801	[1]
Japan | Consumer Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	973,439		912,651
Japan | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	228,868		225,707
Japan | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	24,875		26,967
Japan | Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	1,227,182		1,165,325
Japan | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	228,062		245,465
Japan | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	72,625		134,440
Japan | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	409,846		442,146
Japan | Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	710,533		822,051
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	324,499		632,994
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	222,920		198,477
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	¥ 101,579		¥ 434,517

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").